Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2023
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,885	19,578	11	30,474
Derivative financial instruments	17	20,317	12	20,346
Investment securities	2,905	69,150	414	72,469
Loans	-	106	24	130
Total financial assets measured at fair value on a recurring basis	13,807	109,151	461	123,419
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	48,769	-	48,769
Other financial liabilities	1,361	10,088	-	11,449
Derivative financial instruments	12	20,725	54	20,791
Debt issues	-	5,655	-	5,655
Total financial liabilities measured at fair value on a recurring basis	1,373	85,237	54	86,664

Note 12. Fair values of financial assets and financial liabilities (continued)

$m	Level 1	Level 2	Level 3	Total
As at 30 September 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	2,039	22,275	18	24,332
Derivative financial instruments	68	41,202	13	41,283
Investment securities	12,634	62,263	387	75,284
Loans	-	45	27	72
Total financial assets measured at fair value on a recurring basis	14,741	125,785	445	140,971
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	46,331	-	46,331
Other financial liabilities	2,006	9,319	-	11,325
Derivative financial instruments	51	39,494	23	39,568
Debt issues	-	6,740	-	6,740
Total financial liabilities measured at fair value on a recurring basis	2,057	101,884	23	103,964

As at 31 March 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,474	18,260	4	23,738
Derivative financial instruments	38	18,204	27	18,269
Investment securities	11,838	57,287	439	69,564
Loans	-	217	32	249
Assets held for sale	1,057	1,422	-	2,479
Total financial assets measured at fair value on a recurring basis	18,407	95,390	502	114,299
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	44,743	-	44,743
Other financial liabilities	1,090	5,767	-	6,857
Derivative financial instruments	26	25,288	33	25,347
Debt issues	-	6,294	-	6,294
Liabilities held for sale	-	414	-	414
Total financial liabilities measured at fair value on a recurring basis	1,116	82,506	33	83,655

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2023
	Trading
	securities and
	financial assets
	measured at	Investment		Total Level 3		Total Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	18	387	40	445	23	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	-	-	(4)	(4)	(2)	(2)
Other comprehensive income	-	(32)	-	(32)	-	-
Acquisitions and issues	21	60	25	106	43	43
Disposals and settlements	-	(1)	(18)	(19)	(3)	(3)
Transfer into or out of non-market observables	(29)	-	(8)	(37)	(7)	(7)
Foreign currency translation impacts	1	-	1	2	-	-
Balance as at end of period	11	414	36	461	54	54
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	-	-	8	8	(41)	(41)

1.Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2023		As at 30 Sept 2022		As at 31 March 2022
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	117,886	117,886	105,257	105,257	102,410	102,410
Collateral paid	4,093	4,093	6,216	6,216	7,374	7,374
Investment securities	1,083	1,083	1,181	1,179	878	878
Loans	749,801	744,302	739,575	732,511	719,307	716,281
Other financial assets	7,343	7,343	5,626	5,626	4,896	4,896
Assets held for sale	-	-	20	20	26	26
Total financial assets not measured at fair value	880,206	874,707	857,875	850,809	834,891	831,865
Financial liabilities not measured at fair value
Collateral received	3,577	3,577	6,371	6,371	2,170	2,170
Deposits and other borrowings	627,583	627,823	612,798	613,134	600,863	600,982
Other financial liabilities	48,653	48,653	45,035	45,035	44,488	44,488
Debt issues[2]	143,297	142,666	138,128	137,452	127,335	127,247
Loan capital[2]	31,025	30,688	31,254	30,671	29,036	29,413
Liabilities held for sale	-	-	31	31	17	17
Total financial liabilities not measured at fair value	854,135	853,407	833,617	832,694	803,909	804,317

2.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.